Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 5,069	$ 2,184	$ 4,338
Accounts receivable, net	19,244	21,236	14,268
Inventory	2,275	1,378	2,562
Prepaid expenses and other	4,516	4,810	1,835
Total current assets:	31,104	29,608	23,003
Property and equipment, net	762	772	805
Operating lease right-of-use asset	987	1,131	1,303
Intangibles, net	39,564	40,591	38,802
Goodwill	13,481	13,481	13,481
Other long-term assets	153	944	538
Total assets	86,051	86,527	77,932
Current liabilities:
Accounts payable	9,817	8,450	4,284
Accrued payroll	1,713	1,354	3,733
Accrued rebates and fees	35,629	30,893	7,362
Accrued expenses	6,679	3,136	3,259
Current portion of deferred consideration	391	264	0
Convertible debentures	9,600	0
Current portion of debt		0	37,950
Related party payable		0	92,724
Related party note payable		0	19,608
Current portion of operating lease liabilities	773	745	500
Total current liabilities:	64,602	44,842	169,420
Long-term portion of deferred consideration	3,260	3,387	0
Long-term debt, net		0	72,037
Related party note payable, net		0	23,503
Derivative liabilities	6,484	1,231	35,700
Operating lease liabilities	461	665	1,148
Other long-term liabilities	168	163	0
Total liabilities	74,975	50,288	301,808
Commitments and contingencies (See Note 10)
Stockholders' equity:
Preferred stock, $0.0001 par value, 45,000,000 shares authorized; 29,057,097 issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	3	3	0
Common stock, $0.0001 par value, 740,000,000 shares authorized; 145,811,298 and 141,348,856 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	15	14	13
Additional paid-in capital	417,725	412,136	128,661
Accumulated deficit	(406,667)	(375,914)	(352,550)
Total stockholders' equity	11,076	36,239	(223,876)
Total liabilities and stockholders' equity	$ 86,051	$ 86,527	$ 77,932